Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 12,718,995	$ 12,170,053
Less: accumulated depreciation	5,019,836	4,283,474
Property and equipment, net	7,699,159	7,886,579
Buildings [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property and equipment, gross	9,483,670	9,085,838
Machinery and Equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,223,640	2,114,970
Motor vehicles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property and equipment, gross	626,726	600,435
Electronic Equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property and equipment, gross	238,587	228,578
Office Equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property and equipment, gross	42,819	41,023
Inspection equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 103,553	$ 99,209